                United States Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

THIS IS THE FINAL FORM 13F FILING FOR THIS INSTITUTIONAL INVESTMENT MANAGER.

Report for the Calendar Year or Quarter Ended:       12/31/2002

Check here if Amendment: [   ]      Amendment number:   [   ]

This Amendment (check only one):
         [   ]   is a restatement.
         [   ]   adds new holdings entries.

Institutional Investment Manager filing this Report:

         Name:             Noesis Corporation
         Address:          610 Newport Center Drive, Suite 1240
                           Newport Beach, California 92660

13F File Number:           028-04193

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Steve Mizusawa
Title:            Vice President and Chief Financial Officer
Phone:            (949) 720-0130

Signature, Place, and Date of Signing:

                  /s/ Steve Mizusawa
                  -----------------------------------------------
                  Newport Beach, California      January 8, 2003

THIS IS THE FINAL FORM 13F FILING FOR THIS INSTITUTIONAL INVESTMENT MANAGER.

Report Type (check only one):

[ X ] 13F HOLDINGS REPORT; (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE
                               NOESIS CORPORATION.

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 0

Form 13F Information Value Total (thousands): $0


                                                         Noesis Corporation
                                                              FORM 13F
                                                         December 31, 2002

                                  Voting Authority

                             --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
REPORT SUMMARY                 0 DATA RECORDS                 0             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
